GENERAL (Acquisition of CynoGen, Inc.) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 13, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisition of CynoGen, Inc., purchase price	$ 2,122	$ 0	$ 2,122	$ 0
Acquisition of CynoGen, Inc., ordinary shares issued	41,667
Ordinary Shares, par value (in dollars per shar)	$ 7.2
Acquisition of CynoGen, Inc., ordinary shares issuable	10,000
Acquisition of CynoGen, Inc., ordinary shares issued and issuable	51,667
Acquisition of CynoGen, Inc., aggregate fair value of the total shares issued	$ 1,950
Gain from bargain purchase related to acquisition of CynoGen, Inc.	155	$ 0	$ 155	$ 0
Acquisition costs	$ 707